FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Financial instruments
Cash and Due from Banks	SFr 165	SFr 148	SFr 308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392	71,059	68,623
Loans	9,099	9,545	10,243
Other assets	8,616	9,214	9,184
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,145)	(12,766)	(13,213)
Short-term borrowings	(10,049)	(8,225)	(10,690)
Long-term debt	(66,140)	(66,270)	(68,722)
Other liabilities	(2,620)	SFr (2,562)	(2,592)
Aggregate fair value
Loans
Non-interest-earning loans	749		843
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Loans	9,099		10,243
Other assets	8,099		8,624
Due to banks and customer deposits	(344)		(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,145)		(13,213)
Short-term borrowings	(10,049)		(10,690)
Long-term debt	(66,140)		(68,722)
Other liabilities	(1,253)		(1,170)
Aggregate unpaid principal
Loans
Non-interest-earning loans	2,885		2,657
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,250		68,565
Loans	10,065		11,035
Other assets	10,456		10,777
Due to banks and customer deposits	(424)		(442)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,153)		(13,212)
Short-term borrowings	(10,199)		(10,996)
Long-term debt	(77,962)		(71,833)
Other liabilities	(1,498)		(1,403)
Difference
Loans
Non-interest-earning loans, Difference	(2,136)		(1,814)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	142		58
Loans	(966)		(792)
Other assets	(2,357)		(2,153)
Due to banks and customer deposits	80		(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8		(1)
Short-term borrowings	150		306
Long-term debt	11,822		3,111
Other liabilities	245		233
Bank
Financial instruments
Cash and Due from Banks	165		308
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Loans	9,099		10,243
Other assets	8,616		9,184
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,239)		(13,307)
Short-term borrowings	(10,049)		(10,690)
Long-term debt	(65,276)		(67,788)
Other liabilities	(2,604)		(2,568)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	749		843
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,392		68,623
Loans	9,099		10,243
Other assets	8,099		8,624
Due to banks and customer deposits	(344)		(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,239)		(13,307)
Short-term borrowings	(10,049)		(10,690)
Long-term debt	(65,276)		(67,788)
Other liabilities	(1,253)		(1,170)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	2,885		2,657
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	82,250		68,565
Loans	10,065		11,035
Other assets	10,456		10,777
Due to banks and customer deposits	(424)		(442)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14,247)		(13,306)
Short-term borrowings	(10,199)		(10,996)
Long-term debt	(77,037)		(70,946)
Other liabilities	(1,498)		(1,403)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,136)		(1,814)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	142		58
Loans	(966)		(792)
Other assets	(2,357)		(2,153)
Due to banks and customer deposits	80		(51)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8		(1)
Short-term borrowings	150		306
Long-term debt	11,761		3,158
Other liabilities	SFr 245		SFr 233